Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from third party merchant processors	$ 135,000		$ 467,000
Held by the Company unrealized losses	0	0
Held by the Company realized losses	0	0
Held by the Company other than temporary impairment losses	$ 0	$ 0
Certificates of deposit with maturities period		12 months or less